Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases
Schedule of movements in right-of-use assets

Vessel equipment
Right-of-use assets
As of January 1, 2020	1,033
Depreciation expense	(274)
As of June 30, 2020	759

Schedule of analysis of lease liabilities

Lease liabilities
As of January 1, 2020	886
Lease expense (Note 14)	19
Payments	(254)
As of June 30, 2020	651
Lease liabilities, current portion	427
Lease liabilities, non-current portion	224
Total	651